Operating segments (Tables)	12 Months Ended
Dec. 31, 2022
Segment information [Abstract]
Disclosure of non-curent assets by geographical area
Non-current assets break down by geographical area as follows:

NON-CURRENT ASSETS	As of December 31, 2021			As of December 31, 2022
(thousands of euros)	France	Switzerland	Total	France	Switzerland	Total
TOTAL	13,623	0	13,623	12,923	44,158	57,081

Disclosure of revenue breakdown by geographical area
Revenue breakdown by geographical area

Revenue by destination	Year ended
(in € thousands)	12/31/2020	12/31/2021	12/31/2022
Revenue from France	100%	100%	100%
Revenue from other countries	—%	—%	—%
TOTAL	100%	100%	100%